Trade and Other Receivables - Movement in the Loss Allowance on Trade Receivables (Detail) - Trade receivables [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [Line Items]
Beginning balance	$ 1,657	$ 3,456
Charge for the year	72	726
Write-off	(1)	(2,292)
Unused amounts reversed	(194)	(156)
Currency translation adjustment	19	(74)
Reclassification	(3)	(3)
Ending balance	$ 1,550	$ 1,657